Putnam Investments
One Post Office Square
Boston, MA 02109
February 16, 2018

BY EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Preliminary Proxy Statement on Schedule 14A for Putnam High Income Securities Fund

Dear Ladies and Gentleman:

On behalf of the closed-end registered investment company Putnam High Income Securities Fund (the “Fund”), we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and related forms of proxy. As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies with respect to the following proposals: (i) fixing the number of Trustees at 12 for each Fund and (ii) the election of Trustees for each Fund.

The meeting at which shareholders of the Fund will be asked to vote on these proposals is currently expected to be held on April 27, 2018. Copies of the proxy statement are expected to be mailed to each Fund’s shareholders beginning on or about March 6, 2018.

Please direct any questions concerning this filing to the undersigned at 617-760-1023.

Very truly yours,

/s/ Peter Fariel

Peter Fariel
Associate General Counsel

cc:	Yana Dobkin Guss, Esq.
Ropes & Gray LLP